Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - Fair value measurements at reporting date using [member] - INR (₨)
₨ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 1,382	₨ 3,149
Fair value of financial liabilities	(4,057)	(130)
Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,382	3,149
Fair value of financial liabilities	(4,057)	(130)
Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,643	1,955
Fair value of financial liabilities	(3,312)	(1,180)
Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,643	1,955
Fair value of financial liabilities	(3,312)	(1,180)
Investment in liquid and short-term mutual funds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	14,795	13,960
Investment in liquid and short-term mutual funds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	14,795	13,960
Investments in equity instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	9,297	6,916
Investments in equity instruments [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	119	248
Investments in equity instruments [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	9,178	6,668
Commercial paper, certificate of deposits and bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	155,587	185,048
Commercial paper, certificate of deposits and bonds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	12,983	6,865
Commercial paper, certificate of deposits and bonds [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 142,604	₨ 178,183